UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Yoshiaki Hirayama
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

 /s/ Yoshiaki Hirayama              New York, NY                 02/05/2008
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:     550,935
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BURLINGTON NORTHN SANTA FE C    COM          12189T104    1,207      14,500   SH           Sole                14,500
CUMMINS INC                     COM          231021106    5,923      46,500   SH           Sole                46,500
DEERE & CO                      COM          244199105    9,051      97,200   SH           Sole                97,200
FEDEX CORP                      COM          31428X106    4,360      48,900   SH           Sole                48,900
GENERAL ELECTRIC CO             COM          369604103   12,140     327,500   SH           Sole               327,500
HARSCO CORP                     COM          415864107    1,621      25,300   SH           Sole                25,300
LOCKHEED MARTIN CORP            COM          539830109    5,926      56,300   SH           Sole                56,300
ROBERT HALF INTL INC            COM          770323103      752      27,800   SH           Sole                27,800
ROPER INDS INC NEW              COM          776696106    8,237     131,700   SH           Sole               131,700
UNITED TECHNOLOGIES CORP        COM          913017109   14,282     186,600   SH           Sole               186,600
APOLLO GROUP INC                CL A         037604105    4,188      59,700   SH           Sole                59,700
COACH INC                       COM          189754104      593      19,400   SH           Sole                19,400
COMCAST CORP NEW                CL A         20030N101    2,514     137,700   SH           Sole               137,700
GAP INC DEL                     COM          364760108   11,393     535,400   SH           Sole               535,400
JOHNSON CTLS INC                COM          478366107    5,770     160,100   SH           Sole               160,100
MCDONALDS CORP                  COM          580135101    7,358     124,900   SH           Sole               124,900
OMNICOM GROUP INC               COM          681919106    7,301     153,600   SH           Sole               153,600
STARWOOD HOTELS & RESORTS WRLD  COM          85590A401    2,690      61,100   SH           Sole                61,100
TARGET CORP                     COM          87612E106    1,470      29,400   SH           Sole                29,400
TIME WARNER INC                 COM          887317105    1,783     108,000   SH           Sole               108,000
CAMERON INTERNATIONAL CORP      COM          13342B105    3,831      79,600   SH           Sole                79,600
DEVON ENERGY CORP NEW           COM          25179M103    9,033     101,600   SH           Sole               101,600
EXXON MOBIL CORP                COM          30231G102   16,592     177,100   SH           Sole               177,100
HALLIBURTON                     COM          406216101    5,986     157,900   SH           Sole               157,900
NATIONAL OILWELL VARCO INC      COM          637071101    2,909      39,600   SH           Sole                39,600
NOBLE CORPORATION               SHS          G65422100    1,514      26,800   SH           Sole                26,800
OCCIDENTAL PETE CORP DEL        COM          674599105   14,066     182,700   SH           Sole               182,700
SCHLUMBERGER LTD                COM          806857108      590       6,000   SH           Sole                 6,000
TRANSOCEAN INC                  COM          G90073100    9,516      66,478   SH           Sole                66,478
VALERO ENERGY CORP NEW          COM          91913Y100    1,029      14,700   SH           Sole                14,700
AMERICAN EXPRESS CO             COM          025816109    9,192     176,700   SH           Sole               176,700
AMERICAN INTL GROUP INC         COM          026874107    2,128      36,500   SH           Sole                36,500
BANK OF AMERICA CORPORATION     COM          060505104    4,609     111,700   SH           Sole               111,700
CITIGROUP INC                   COM          172967101    5,811     197,400   SH           Sole               197,400
FRANKLIN RES INC                COM          354613101    6,946      60,700   SH           Sole                60,700
GOLDMAN SACHS GROUP INC         COM          38141G104   12,666      58,900   SH           Sole                58,900
HARTFORD FINL SVCS GROUP INC    COM          416515104   12,477     143,100   SH           Sole               143,100
JP MORGAN CHASE & CO            COM          46625H100   12,842     294,200   SH           Sole               294,200
LEHMAN BROS HLDGS INC           COM          524908100    5,674      86,700   SH           Sole                86,700
METLIFE INC                     COM          59156R108   11,492     186,500   SH           Sole               186,500
WELLS FARGO & CO NEW            COM          949746101   11,738     388,800   SH           Sole               388,800
GENYME CORP                     COM          372917104    9,811     131,800   SH           Sole               131,800
GILEAD SCIENCES INC             COM          375558103   11,107     241,400   SH           Sole               241,400

JOHNSON & JOHNSON               COM          478160104   14,287     214,200   SH           Sole               214,200
PFIZER INC                      COM          717081103    1,125      49,500   SH           Sole                49,500
THERMO FISHER SCIENTIFIC INC    COM          883556102   16,306     282,700   SH           Sole               282,700
UNITEDHEALTH GROUP INC          COM          91324P102    8,468     145,500   SH           Sole               145,500
WYETH                           COM          983024100    6,279     142,100   SH           Sole               142,100
ZIMMER HLDGS INC                COM          98956P102    2,123      32,100   SH           Sole                32,100
AFFILIATED COMPUTER SERVICES    CL A         008190100    5,777     128,100   SH           Sole               128,100
AKAMAI TECHNOLOGIES INC         COM          00971T101    3,720     107,500   SH           Sole               107,500
CISCO SYS INC                   COM          17275R102    8,319     307,300   SH           Sole               307,300
CITRIX SYS INC                  COM          177376100      867      22,800   SH           Sole                22,800
COGNIZANT TECHNOLOGY SOLUTIO    CL A         192446102    5,926     174,600   SH           Sole               174,600
DELL INC                        COM          24702R101    8,434     344,100   SH           Sole               344,100
GOOGLE INC                      CL A         38259P508   10,510      15,200   SH           Sole                15,200
INTEL CORP                      COM          458140100   11,682     438,200   SH           Sole               438,200
INTUIT                          COM          461202103   10,450     330,600   SH           Sole               330,600
MICROSOFT CORP                  COM          594918104   22,432     630,100   SH           Sole               630,100
NETWORK APPLIANCE INC           COM          64120L104    1,033      41,400   SH           Sole                41,400
QUALCOMM INC                    COM          747525103    6,036     153,400   SH           Sole               153,400
SANDISK CORP                    COM          80004C101    4,096     123,500   SH           Sole               123,500
ALLEGHENY TECHNOLOGIES INC      COM          01741R102      553       6,400   SH           Sole                 6,400
FREEPORT-MCMORAN COPPER & GO    COM          35671D857    5,716      55,800   SH           Sole                55,800
MONSANTO CO NEW                 COM          61166W101    8,533      76,400   SH           Sole                76,400
PRAXAIR INC                     COM          74005P104    6,378      71,900   SH           Sole                71,900
ALTRIA GROUP INC                COM          02209S103    6,712      88,800   SH           Sole                88,800
ARCHER DANIELS MIDLAND CO       COM          039483102    2,698      58,100   SH           Sole                58,100
CONGRA FOODS INC                COM          205887102    4,453     187,200   SH           Sole               187,200
CVS CAREMARK CORPORATION        COM          126650100   13,920     350,200   SH           Sole               350,200
PEPSICO INC                     COM          713448108   13,116     172,800   SH           Sole               172,800
PROCTER & GAMBLE CO             COM          742718109   14,574     198,500   SH           Sole               198,500
AT&T INC                        COM          02206R102    3,711      89,300   SH           Sole                89,300
SPRINT NEXTEL CORP              COM SER 1    852061100      880      67,000   SH           Sole                67,000
VERIZON COMMUNICATIONS          COM          92343v104   15,335     351,000   SH           Sole               351,000
EXELON CORP                     COM          30161N101   14,140     173,200   SH           Sole               173,200
FIRSTENERGY CORP                COM          337932107    2,228      30,800   SH           Sole                30,800

                                                        550,935
